NATURE OF OPERATIONS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

FullPAC, Inc. (“FullPAC” or the “Company”) was incorporated in Nevada on June 25, 2025. The Company’s subsidiaries, RoboCent, Inc. (“RoboCent”), operates a political communications technology platform and was incorporated in the Commonwealth of Virginia on August 16, 2016, and Advocacy Lab LLC (“Advocacy Lab”), provides AI generated and optimized templates for campaign materials and was formed in Michigan on April 14, 2025.

On June 26, 2025, the sole shareholder of RoboCent approved an Agreement and Plan of Merger with FullPAC. FullPAC was incorporated by the sole shareholder of RoboCent. Pursuant to the Agreement and Plan of Merger, the sole shareholder of RoboCent received the same class and number of shares of stock in FullPAC, as he previously held in RoboCent. FullPAC became the sole shareholder of RoboCent, and RoboCent became a wholly owned subsidiary of FullPAC. The transaction was accounted for as a common control transaction under FASB ASC 805. Under ASC 805, the transaction resulted in a change in reporting entity. At the time of the merger, FullPAC had no assets nor liabilities. As a result of the transaction, the Company retrospectively combined both entities using the book value method and transferred all of RoboCent’s assets and liabilities to FullPAC.

Effective June 26, 2025, the Company conducted a forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock. The forward stock split has been retroactively adjusted throughout these consolidated financial statements and footnotes.

On September 29, 2025, the Company entered into a Membership Interest Purchase Agreement to purchase 100% of the membership interest of Advocacy Lab LLC (“Advocacy”), a Michigan limited liability company. Advocacy was formed in April 2025, and provides AI generated and optimized templates for social media, texts and direct mail. As part of the purchase agreement, the Company paid a total cash consideration of $45,000 to the Sellers and entered into an employment agreement with the Sellers. The acquisition became effective on October 1, 2025, when the control was transferred to the Company. The Company acquired all aspects of Advocacy’s business, including all assets and liabilities. The Advocacy business does contain existing processes to produce the outputs, and those processes are part of the acquisition agreement. The transaction was accounted for as a business combination transaction under ASC 805.

The accompanying unaudited condensed consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and in accordance with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. Interim results are not necessarily indicative of the results for the full year. Our unaudited condensed consolidated financial statements include the accounts of FullPAC, Inc. and RoboCent, Inc., our wholly owned subsidiary. All intercompany transactions were eliminated during consolidation.

Certain information and disclosures normally included in the notes to the annual financial statements have been condensed, consolidated, or omitted from these interim unaudited condensed consolidated financial statements. Accordingly, these interim unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto for the for the fiscal years ended December 31, 2025 and 2024 included in the Company’s Registration Statement on Form S-1. The Company’s fiscal year end is December 31.

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

FullPAC, Inc. (“FullPAC” or the “Company”) was incorporated in Nevada on June 25, 2025. The Company’s subsidiaries, RoboCent, Inc. (“RoboCent”), operates a political communications technology platform and was incorporated in the Commonwealth of Virginia on August 16, 2016, and Advocacy Lab LLC (“Advocacy Lab”), provides AI generated and optimized templates for campaign materials and was formed in Michigan on April 14, 2025.

On June 26, 2025, the sole shareholder of RoboCent approved an Agreement and Plan of Merger with FullPAC. FullPAC was incorporated by the sole shareholder of RoboCent. Pursuant to the Agreement and Plan of Merger, the sole shareholder of RoboCent received the same class and number of shares of stock in FullPAC, as he previously held in RoboCent. FullPAC became the sole shareholder of RoboCent, and RoboCent became a wholly owned subsidiary of FullPAC. The transaction was accounted for as a common control transaction under FASB ASC 805. Under ASC 805, the transaction resulted in a change in reporting entity. At the time of the merger, FullPAC had no assets nor liabilities. As a result of the transaction, the Company retrospectively combined both entities using the book value method and transferred all of RoboCent’s assets and liabilities to FullPAC.

Effective June 26, 2025, the Company conducted a forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock. The forward stock split has been retroactively adjusted throughout these consolidated financial statements and footnotes.

On September 29, 2025, the Company entered into a Membership Interest Purchase Agreement to purchase 100% of the membership interest of Advocacy Lab LLC (“Advocacy”), a Michigan limited liability company. Advocacy was formed in April 2025, and provides AI generated and optimized templates for social media, texts and direct mail. As part of the purchase agreement, the Company paid a total cash consideration of $45,000 to the Sellers and entered into an employment agreement with the Sellers. The acquisition became effective on October 1, 2025, when the control was transferred to the Company. The Company acquired all aspects of Advocacy’s business. The transaction was accounted for as a business combination transaction under ASC 805. See Note 6.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The Company’s fiscal year end is December 31.